Restricted share units (Tables)	9 Months Ended
May 31, 2022
Restricted Share Units
Schedule of detailed information about restricted stock units outstanding

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2020	402,372
Granted	330,896
Vested	(158,477)
Cancelled	(11,855)
Balance, May 31, 2021	562,936

Balance, August 31, 2021	490,174
Granted	100,626
Vested	(115,574)
Cancelled	(61,097)
Balance, May 31, 2022	414,129